Other Loans (Tables)	12 Months Ended
Sep. 30, 2025
Other Loans [Abstract]
Schedule of Other Loans
	As of September 30,		As of September 30,
	2025	2025	2024
	HK$	US$	HK$
Long-term loans
Loan 1(1)	—	—	259,000
Loan 2(2)	—	—	187,040
Loan 3(3)	—	—	410,000
Loan 4(4)	25,000	3,213	—
Loan 5(5)	—	—	—
Loan 6(6)	—	—	—
Loan 7(7)	84,000	10,796	—
Loan 8(8)	96,000	12,338	—
Loan 9(9)	98,000	12,595	—
Loan 10(10)	252,000	32,387	—
Loan 11(11)	267,098	34,327	—
Loan 12(12)	255,000	32,772	—
Loan 13(13)	51,732	6,648	—
Loan 14(14)	182,664	23,476	—
Loan 15(15)	237,499	30,523	—
Loan 16(16)	—	—	—
Loan 17(17)	355,555	45,696	—
Loan 18(18)	432,000	55,521	—
Loan 19(19)	810,667	104,187	—
Loan 20(20)	534,600	68,707	—
Current portion of long-term loans	3,681,815	473,186	856,040
(1)	On June 6, 2024, TSL entered into an agreement with one of the customers, pursuant to which TSL granted a loan in the amount of HK$388,500 (approximately US$ 49,930). The loan is at effective interest rate of 16% on principal and the principal is to be paid off by 9 equal monthly instalments. The loan has been secured by the accounts receivable of the Company. The loan was fully repaid during the year.

(2)	On June 6, 2024, TSL entered into an agreement with one of the customers, pursuant to which TSL granted a loan in the amount of HK$280,560 (approximately US$ 36,058). The loan is at effective interest rate of 16% on principal and the principal is to be paid off by 9 equal monthly instalments. The loan has been secured by the accounts receivable of the Company. The loan was fully repaid during the year.

(3)	On August 30, 2024, TSL entered into an agreement with one of the customers, pursuant to which TSL granted a loan in the amount of HK$410,000 (approximately US$ 52,693). The loan is at effective interest rate of 16% on principal and the principal is to be paid off by 6 equal monthly instalments. The loan has been secured by the accounts receivable of the Company. The loan was fully repaid during the year.

(4)	On October 23, 2024, TSL entered into an agreement with one of the customers, pursuant to which TSL granted a loan in the amount of HK$300,000 (approximately US$ 38,556). The loan is at effective interest rate of 16% on principal and the principal is to be paid off by 12 equal monthly instalments. The loan has been secured by the accounts receivable of the Company.

(5)	On October 16, 2024, TSL entered into an agreement with one of the customers, pursuant to which TSL granted a loan in the amount of HK$145,000 (approximately US$ 18,635). The loan is at effective interest rate of 16% on principal and the principal is to be paid off by 1 equal monthly instalment. The loan has been secured by the accounts receivable of the Company. The loan was fully repaid during the year.
(6)	On November 6, 2024, TSL entered into an agreement with one of the customers, pursuant to which TSL granted a loan in the amount of HK$433,000 (approximately US$ 55,649). The loan is at effective interest rate of 18% on principal and the principal is to be paid off by 1 equal monthly instalments. The loan has been secured by the accounts receivable of the Company. The loan was fully repaid during the year.

(7)	On November 29, 2024, TSL entered into an agreement with one of the customers, pursuant to which TSL granted a loan in the amount of HK$504,000 (approximately US$ 64,774). The loan is at effective interest rate of 16% on principal and the principal is to be paid off by 12 equal monthly instalments. The loan has been secured by the accounts receivable of the Company.

(8)	On January 27, 2025, TSL entered into an agreement with one of the customers, pursuant to which TSL granted a loan in the amount of HK$288,000 (approximately US$ 37,014). The loan is at effective interest rate of 16% on principal and the principal is to be paid off by 12 equal monthly instalments. The loan has been secured by the accounts receivable of the Company.

(9)	On January 27, 2025, TSL entered into an agreement with one of the customers, pursuant to which TSL granted a loan in the amount of HK$294,000 (approximately US$ 37,785). The loan is at effective interest rate of 16% on principal and the principal is to be paid off by 12 equal monthly instalments. The loan has been secured by the accounts receivable of the Company.

(10)	On March 6, 2025, TSL entered into an agreement with one of the customers, pursuant to which TSL granted a loan in the amount of HK$504,000 (approximately US$ 64,774). The loan is at effective interest rate of 16% on principal and the principal is to be paid off by 12 equal monthly instalments. The loan has been secured by the accounts receivable of the Company.

(11)	On March 7, 2025, TSL entered into an agreement with one of the customers, pursuant to which TSL granted a loan in the amount of HK$534,200 (approximately US$ 68,655). The loan is at effective interest rate of 16% on principal and the principal is to be paid off by 12 equal monthly instalments. The loan has been secured by the accounts receivable of the Company.

(12)	On March 31, 2025, TSL entered into an agreement with one of the customers, pursuant to which TSL granted a loan in the amount of HK$510,000 (approximately US$ 65,545). The loan is at effective interest rate of 16% on principal and the principal is to be paid off by 12 equal monthly instalments. The loan has been secured by the accounts receivable of the Company.

(13)	On April 30, 2025, TSL entered into an agreement with one of the customers, pursuant to which TSL granted a loan in the amount of HK$155,200 (approximately US$ 19,946). The loan is at effective interest rate of 8% on principal and the principal is to be paid off by 6 equal monthly instalments. The loan has been secured by the accounts receivable of the Company.

(14)	On April 30, 2025, TSL entered into an agreement with one of the customers, pursuant to which TSL granted a loan in the amount of HK$548,000 (approximately US$ 70,429). The loan is at effective interest rate of 8% on principal and the principal is to be paid off by 6 equal monthly instalments. The loan has been secured by the receivable of the Company.

(15)	On June 4,2025, TSL entered into an agreement with one of the customers, pursuant to which TSL granted a loan in the amount of HK$475,000 (approximately US$ 61,047). The loan is at effective interest rate of 8% on principal and the principal is to be paid off by 6 equal monthly instalments. The loan has been secured by the accounts receivable of the Company.

(16)	On June 30, 2025, TSL entered into an agreement with one of the customers, pursuant to which TSL granted a loan in the amount of HK$622,725 (approximately US$ 80,033). The loan is at effective interest rate of 5% on principal and the principal is to be paid off by 2 instalments. The loan has been secured by the accounts receivable of the Company. The loan was fully repaid during the year.

(17)	On August 26, 2025, TSL entered into an agreement with one of the customers, pursuant to which TSL granted a loan in the amount of HK$400,000 (approximately US$ 51,408). The loan is at effective interest rate of 12% on principal and the principal is to be paid off by 9 equal monthly instalments. The loan has been secured by the accounts receivable of the Company and guaranteed by Leung Tsz Him.

(18)	On August 26 2025, TSL entered into an agreement with one of the customers, pursuant to which TSL granted a loan in the amount of HK$486,000 (approximately US$ 62,461). The loan is at effective interest rate of 12% on principal and the principal is to be paid off by 9 equal monthly instalments. The loan has been secured by the accounts receivable of the Company and guaranteed by Leung Tsz Him.

(19)	On August 26 2025, TSL entered into an agreement with one of the customers, pursuant to which TSL granted a loan in the amount of HK$912,000 (approximately US$ 117,210). The loan is at effective interest rate of 12% on principal and the principal is to be paid off by 9 equal monthly instalments. The loan has been secured by the accounts receivable of the Company and guaranteed by Leung Tsz Him.

(20)	On September 30, 2025, TSL entered into an agreement with one of the customers, pursuant to which TSL granted a loan in the amount of HK$534,600 (approximately US$ 68,707). The loan is at effective interest rate of 12% on principal and the principal is to be paid off by 9 equal monthly instalments. The loan has been secured by the accounts receivable of the Company and guaranteed by Leung Tsz Him.